Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail)	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	1.75%			1.75%
Fair value as of December 31, 2017	$ 4,686,000	$ 136,457,000	$ 106,815,000
Fair value as of December 31, 2019	$ (265,979,000)
TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	5.75%			5.75%
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 95,500,000	$ 95,500,000	$ 95,500,000
Hedge start date	Mar. 04, 2016	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Due date	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2021
Fair value as of December 31, 2017	$ 667,000	$ 25,572,000	$ 16,442,000
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 95,500,000	$ 95,500,000	$ 95,500,000
Hedge start date	Mar. 04, 2016	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Due date	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021
Fair value as of December 31, 2017	$ 619,000	$ 26,369,000	$ 16,753,000
H S B C Bank [Member] | 7.21%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Hedge start date	May 04, 2017	May 04, 2017	May 04, 2017
Rate	7.21%	7.21%	7.21%
Due date	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2022
Fair value as of December 31, 2017		$ 60,259,000	$ 36,043,000
Fair value as of December 31, 2019	$ (17,998,000)
Scotiabank [Member] | TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000
Hedge start date	Apr. 01, 2016	Apr. 01, 2016	Apr. 01, 2016
Rate	TIIE 28	TIIE 28	TIIE 28
Floor	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%
CAP 1	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
CAP 2	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Due date	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021
Fair value as of December 31, 2017	$ 3,400,000	$ 24,257,000	$ 37,577,000
Scotiabank [Member] | 8.0315%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,300,000,000
Hedge start date	Feb. 06, 2019
Rate	8.0315%
Due date	Nov. 30, 2022
Fair value as of December 31, 2019	$ (86,998,000)
Scotiabank [Member] | 8.03%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000
Hedge start date	Feb. 27, 2019
Rate	8.03%
Due date	Mar. 31, 2024
Fair value as of December 31, 2019	$ (160,983,000)